Financial assets at amortized cost - Securities (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Amortized cost	R$ 1,912,804	R$ 1,686,225
Financial Assets Securities [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	327,507	260,743
Net amortized cost	323,852	259,889
Financial Assets Securities [Member] | Current [member]
IfrsStatementLineItems [Line Items]
Amortized cost	90,213	82,120
Net amortized cost	88,582	81,745
Financial Assets Securities [Member] | Current [member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Amortized cost	90,213	82,120
Net amortized cost	88,582	81,745
Financial Assets Securities [Member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Amortized cost	237,294	178,623
Net amortized cost	235,270	178,144
Financial Assets Securities [Member] | Non Current [Member] | Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	165,759	132,365
Net amortized cost	164,332	131,918
Financial Assets Securities [Member] | Non Current [Member] | Later than five years and not later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	60,289	42,062
Net amortized cost	59,694	42,031
Financial Assets Securities [Member] | Non Current [Member] | Later than ten years [member]
IfrsStatementLineItems [Line Items]
Amortized cost	11,246	4,196
Net amortized cost	R$ 11,244	R$ 4,195